Effects on initial application of IFRS 9 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 39	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Effects on initial application of IFRS 9 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 39
41.	Effects on initial application of IFRS 9 and information for the years ended December 31, 2016 and 2017 in conformity with IAS 39

a)	Summaries of adopting significant accounting policies for the years ended December 31, 2016 and 2017:

Investments and other financial assets

Initial recognition and measurement

The Group’s financial assets are classified, at initial recognition, into financial assets at fair value through profit or loss (“FVTPL”), loans and receivables and available-for-sale financial investments. When financial assets are recognized initially, they are measured at fair value plus transaction costs that are attributable to the acquisition of the financial assets.

All regular way purchases or sales of financial assets are recognized on the settlement date, that is, the date that the Group completes the purchase or sell of the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Effective	interest method

The effective interest method is a method of calculating the amortized cost of loans and receivables and a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period.

Income is recognized on an effective interest basis for debt instruments.

Subsequent	measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at fair value through profit or loss

Financial assets at FVTPL include financial assets held for trading and those designated as at FVTPL upon initial recognition.

A financial asset is classified as held for trading, mainly for cash management purpose as part of operating activities, if it has been acquired principally for the purpose of selling in the near future; or it is a part of an identified portfolio of financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or it is a derivative that is not designated and effective as a hedging instrument.

A financial asset other than a financial asset held for trading may be designated as at FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•

the financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•

it forms part of a contract containing one or more embedded derivatives, and IAS 39 “Financial Instruments: Recognition and Measurement” permits the entire combined contract (asset or liability) to be designated as at FVTPL.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. At the end of each reporting period, subsequent to initial recognition, loans and receivables (including accounts and notes receivables, other receivables, refundable deposits, short-term deposits and cash and cash equivalents) are carried at amortized cost using the effective interest method, less any identified impairment losses.

Available-for-sale financial investments

Available-for-sale financial investments are non-derivative financial assets in unlisted equity investments. Equity investments classified as available for sale are those which are neither classified as held for trading nor designated as at fair value through profit or loss.

When the fair value of unlisted equity investments cannot be reliably measured because (a) the variability in the range of reasonable fair value estimates is significant for that investment or (b) the probabilities of the various estimates within the range cannot be reasonably assessed and used in estimating fair value, such investments are stated at cost less any impairment losses.

The Group evaluates whether the ability and intention to sell its available-for-sale financial investments in the near term are still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets, the Group may elect to reclassify these financial assets if management has the ability and intention to hold the assets for the foreseeable future or until maturity.

Impairment of financial assets

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that occurred after the initial recognition of the asset have an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate (i.e., the effective interest rate computed at initial recognition). The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the consolidated statements of comprehensive income. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans and receivables together with any associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group.

If, in a subsequent period, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to other expenses in the consolidated statements of comprehensive income.

Available-for-sale financial assets

The amount of the impairment loss is measured as the difference between the asset’s acquisition cost (less any principal repayment and amortization) and current fair value, less any impairment loss on that financial asset previously recognized in profit or loss, and is reclassified from “other comprehensive income” to “profit or loss”. If, in a subsequent period, the fair value of an investment in a debt instrument increases, and the increase can be related objectively to an event occurring after the impairment loss was recognized, then such impairment loss is reversed through profit or loss. Impairment loss of an investment in an equity instrument recognized in profit or loss shall not be reversed through profit or loss. Impairment loss is recognized and reversed by adjusting the carrying amount of the asset directly.

b)

The Group initially applied IFRS 9 on January 1, 2018, and recorded loss allowance based on expected credit loss. The impact was contract assets decreased by NT$115 thousand (US$4 thousand), accounts receivable decreased by NT$1,819 thousand (US$59 thousand), other receivables decreased by NT$5 thousand (US$163), other receivables – related parties decreased by NT$2 thousand (US$65), retained earnings decreased by NT$1,940 thousand (US$63 thousand) and deferred tax assets increased by NT$1 thousand (US$33).

c)	The carrying amount of financial assets transferred from December 31, 2017 under IAS 39 to January 1, 2018 under IFRS 9 is reconciled as follows:

								Effects
	Note	Measured at cost	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Other financial assets	Measured at amortized cost	Total	Retained earnings	Other equity interest
		NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
IAS 39		20,890	—	—	70,241	—	91,131	—	—
Transferred into and measured at fair value through profit or loss	(c)	(10,940)	10,940	—	—	—	—	—	—
Transferred into and measured at fair value through other comprehensive income	(b)	(9,950)	—	9,950	—	—	—	—	—
Transfer into and measured at amortized cost	(a)	—	—	—	(70,241)	70,241	—	—	—
Fair value adjustment	(b)(c)	—	493	50,801	—	—	51,294	493	79,385
Impairment loss adjustment	(b)	—	—	28,584	—	—	28,584	28,584	(28,584)
Income tax adjustment	(b)	—	—	—	—	—	—	—	(8,636)

IFRS 9		—	11,433	89,335	—	70,241	171,009	29,077	42,165

(a)

The Group’s restricted bank deposits that failed to meet the definition of cash and cash equivalents amounted to NT$70,241 thousand (US$2,295 thousand) were classified as “Other financial assets” under IAS 39. Since the assets’ cash flows represent solely payments of principal and interest, the restricted bank deposits were reclassified as “Financial assets at amortized cost” amounted to NT$70,241 thousand (US$2,295 thousand) on initial application of IFRS 9.

(b)

Given the Group’s available-for-sale financial assets amounted to NT$9,950 thousand (US$325 thousand) under IAS 39 were not held for the purpose of trading, it was elected to classify as “Financial assets at fair value through other comprehensive income” and increased by NT$89,335 thousand (US$2,918 thousand) on initial application of IFRS 9. Accompanying retained earnings, other equity interest and deferred tax liabilities were increased by NT$28,584 thousand (US$934 thousand), NT$42,165 thousand (US$1,377 thousand) and NT$8,636 thousand (US$282 thousand), respectively.

(c)

The Group’s available-for-sale financial assets amounted to NT$10,940 thousand (US$357 thousand) under IAS 39 were classified as “Financial assets at fair value through profit or loss” and increased by NT$11,433 thousand (US$374 thousand) in compliance with IFRS 9. Accompanying retained earnings were increased by NT$493 thousand (US$16 thousand).

d)	The significant account as of December 31, 2017 is as follows:

Available-for-sale financial assets

December 31, 2017
NT$000
Unlisted equity investments, at cost	49,474
Less: Allowance for impairment losses	(28,584)

20,890

Due to the operation loss and accumulated deficit of VIGOUR TECHNOLOGY Corporation (“VIGOUR”), the Company has recognized full impairment loss of its investments on VIGOUR amounted to NT$41,336 thousand in prior years. Based on the Company’s assessment, considering VIGOUR is currently in liquidation process and no residual assets are expected to be available for distributions, the carrying amount of investments and accumulated impairment losses were reclassified to “Other receivables” in the fourth quarter of 2017.

As of December 31, 2017, no available-for-sale financial assets were pledged.

e)	Credit risk information as of December 31, 2017 is as follows:

(a)

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily accounts and other receivables) and from its financing activities (primarily deposits with banks and financial instruments).

(b)

Each business unit performs ongoing credit evaluation of the debtors’ financial condition according to the Group’s established policy, procedures and control relating to customer credit risk management. The Group maintains an account for allowance for doubtful receivables based upon the available facts and circumstances, historical collection and write-off experiences of all trade and other receivables which consequently minimizes the Group’s exposure to bad debts.

(c)

Credit risk from balances with banks and financial institutions is managed by the Group’s finance unit in accordance with the Group’s policy. Bank balances are held with financial institutions of good standing. The Group’s exposure to credit risk arising from the default of counter-parties is limited to the carrying amount of these instruments.

(d)	The aging of accounts receivable which are past due but not impaired is as follows:

December 31, 2017
NT$000
≤ 1 month	10,482
1-2 months	477
2-3 months	426
3-4 months	1,431
> 4 months	3,056

15,872

(e)	The movements in allowance for impairment of accounts and other receivables during the year is as follows:

	Accounts receivable	Other receivables
	NT$000	NT$000
January 1, 2017	87	—
Reversal of allowance for impairment losses	(87)	—

December 31, 2017	—	—

Receivables that were neither past due nor impaired relate to a large number of diversified customers for whom there was no recent history of default.

Receivables that were past due but not impaired relate to a number of independent customers that have a good track record with the Group. Based on past experience, the management of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered fully recoverable.

The individually impaired receivables related to customers that were in financial difficulties or other factors, e.g. the customers were in default or delinquency in interest or principal payments and only a portion of the receivables is expected to be recovered.

The Group’s accounts receivable that were neither past due nor impaired were fully performed in line with the credit standards prescribed based on counterparties’ industrial characteristics, scale of business and profitability.

(f)	As of December 31, 2017, no accounts and notes and other receivables were pledged.